Memorandum items (Tables)	12 Months Ended
Dec. 31, 2023
Memorandum items
Schedule of contingent liabilities and commitments

	2023	2022
	£m	£m
Contingent liabilities and commitments
Guarantees	2,810	3,150
Other contingent liabilities	1,380	1,855
Standby facilities, credit lines and other commitments	115,441	121,576
Total	119,631	126,581

Schedule of contractual obligations for future expenditure

	2023	2022
	£m	£m
Capital expenditure on property, plant and equipment	38	8
Contracts to purchase goods or services (1)	1,121	677
	1,159	685

(1)	Of which due within 1 year: £379 million (2022 - £321 million).